Summary of Significant Accounting Policies (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Apr. 30, 2013 item	Apr. 30, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Deferred Offering Costs
Costs related to initial public offering	$ 2.9		$ 1.5
Impairment of Long-Lived Assets
Impairment charges	0
Insurance and Self-Insurance Reserves
Insurance liabilities	0.1		0.2
Revenue Recognition
Number of sources of revenue	3
Percentage of transactions within 15% of median range for customer group, threshold	80.00%
Median of transaction for customer group, range as a percent	15.00%
Reimbursements received	0.2	0.2	0.7	0.6	0.5
Leases
Rent expense	0.5	0.2	1.6	0.4	1.5
Advertising
Advertising expense	0.5	0.4	1.7	1.4	1.8
Commissions
Commission expense	2.0	1.7	7.9	5.8	4.7
Fair Value Measurements
Carrying amount of cash equivalents	$ 101.7		$ 15.1	$ 1.3
Computer equipment
Property and equipment
Estimated useful lives	36 months
Office equipment
Property and equipment
Estimated useful lives	60 months
Office furniture
Property and equipment
Estimated useful lives	60 months
Computer software | Minimum
Property and equipment
Estimated useful lives	36 months
Computer software | Maximum
Property and equipment
Estimated useful lives	60 months